Total
BNY Mellon Research Growth Fund, Inc.
Fund Summary
Investment Objective
The fund seeks long-term capital growth consistent with the preservation of capital.
Current income is a secondary goal.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Research Growth Fund, Inc.	Class A		Class C	Class I	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Research Growth Fund, Inc.		Class A	Class C	Class I	Class Y	Class Z
Management fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees		none	0.75%	none	none	none
Other expenses: Shareholder services fees		0.25%	0.25%	none	none	0.06%
Other expenses: Miscellaneous other expenses		0.13%	0.12%	0.10%	0.04%	0.07%
Total other expenses		0.38%	0.37%	0.10%	0.04%	0.13%
Total annual fund operating expenses		1.13%	1.87%	0.85%	0.79%	0.88%
Fee waiver and/or expense reimbursement	[1]	(0.10%)	(0.09%)	(0.07%)	(0.01%)	(0.04%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.03%	1.78%	0.78%	0.78%	0.84%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 30, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .78%. On or after June 30, 2021, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Research Growth Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	674	904	1,152	1,862
Class C	281	579	1,003	2,183
Class I	80	264	464	1,042
Class Y	80	251	438	977
Class Z	86	277	484	1,081

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - BNY Mellon Research Growth Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	674	904	1,152	1,862
Class C	181	579	1,003	2,183
Class I	80	264	464	1,042
Class Y	80	251	438	977
Class Z	86	277	484	1,081

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 55.27% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The fund may invest up to 25% of its assets in foreign securities.

The fund invests in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise. As the fund's portfolio managers, these analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. The analysts, under the direction of the director of the core research team, determine the fund's allocations among market sectors. The fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index, the fund's benchmark.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

● Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.  To the extent the fund may overweight its investments in certain countries companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries companies, industries or sectors.

● Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

● Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

● Management risk. The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goals and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.bnymellonim.com/us.

Year-by-Year Total Returns as of 12/31 each year (%) Class Z

Best Quarter Q1, 2019: 17.10% Worst Quarter Q3, 2011: -16.45%
The year-to-date total return of the fund's Class Z shares as of March 31, 2020 was -12.99%.
Average Annual Total Returns (as of 12/31/19)

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class Z shares. Such performance figures have not been adjusted to reflect applicable class expenses. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon Research Growth Fund, Inc.	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class Z	29.30%	11.91%	13.67%
Class A	21.70%	10.39%	12.77%
Class C	27.15%	10.87%	12.53%
Class I	29.42%	11.97%	13.72%
Class Y	29.49%	12.02%	13.63%	Jul. 01, 2013
After Taxes on Distributions | Class Z	26.48%	9.45%	12.19%
After Taxes on Distributions and Sale of Fund Shares | Class Z	19.27%	9.05%	11.19%
Russell 1000® Growth Index reflects no deductions for fees, expenses or taxes	36.39%	14.63%	15.22%